                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5262
--------------------------------------------------------------------------------

                              MFS SERIES TRUST VIII
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
--------------------------------------------------------------------------------

                     Date of reporting period: July 31, 2004
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO  7/31/04

MFS(R) TAX MANAGED
EQUITY FUND

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
o MFS Global Perspective is a commentary and analysis of markets around the globe.
o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 7/31/2004 MFS(R)                  TAX MANAGED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 99.7%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 97.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                               42                      $4,150
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                               154                       8,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $12,310
-----------------------------------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                            52                      $2,699
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Corp.                                                                                        172                      $1,636
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                            74                       3,030
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $4,666
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.3%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                               215                     $18,277
-----------------------------------------------------------------------------------------------------------------------------------
Charter One Financial, Inc.                                                                          82                       3,642
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                     412                      18,165
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                          119                       8,444
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                         134                       8,618
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                             262                       9,780
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                           99                       2,444
-----------------------------------------------------------------------------------------------------------------------------------
National City Corp.                                                                                  90                       3,285
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                   75                       3,795
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                              65                       2,522
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $78,972
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                         36                      $2,048
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                       78                       4,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $6,048
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.                                                                      129                      $2,919
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                  377                       6,277
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $9,196
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                       98                      $6,870
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                            54                       2,685
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $9,555
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.*                                                                         88                      $3,494
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                                                   62                       2,825
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                     62                       2,766
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $9,085
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                              119                      $9,801
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                       79                      $3,176
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                     519                      14,771
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                       415                       4,362
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $22,309
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                 233                      $4,695
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               132                      11,493
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $16,188
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group,Inc.,"A"*                                                                               29                      $2,423
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                         81                       3,157
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                208                      10,847
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $16,427
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                               131                      $1,926
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                449                     $14,929
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                             309                       9,579
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $24,508
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                            102                      $1,731
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                         204                       4,974
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                      28                       1,347
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.*                                                                       268                       4,596
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $12,648
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                       106                      $5,541
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                  36                       2,697
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $8,238
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                       98                      $7,719
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                   409                      18,937
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $26,656
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co.                                                                                         136                      $5,666
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.*                                                                             237                       6,717
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods,Inc., "A"                                                                               433                       8,253
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $20,636
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                              74                      $3,199
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                      168                      $7,830
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                            99                       4,455
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $12,285
-----------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                        121                      $5,276
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                               208                      11,026
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $16,302
-----------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                         100                      $6,201
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                      129                      $6,073
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                   74                       5,228
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                       215                       7,669
-----------------------------------------------------------------------------------------------------------------------------------
St.Paul Travelers Cos., Inc.                                                                         51                       1,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $20,861
-----------------------------------------------------------------------------------------------------------------------------------
Internet - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp*                                                                                 91                      $2,484
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                        75                      $5,207
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc.*                                                                        68                      $1,996
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                     235                       5,783
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $7,779
-----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                                                         211                      $6,857
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                          235                       7,066
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                        34                       1,881
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                        53                       2,326
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $18,130
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                         123                      $3,940
-----------------------------------------------------------------------------------------------------------------------------------
Oil Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                     199                      $6,318
-----------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                         224                      $7,945
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International,Inc., "A"*                                                                     71                       6,284
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $14,229
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 7.9%
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     126                      $8,029
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                                223                       4,282
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                   263                      14,536
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                   160                       7,256
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                        387                      12,369
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $46,472
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                              193                      $5,431
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                          55                      $2,335
-----------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                 111                      $6,254
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.*                                                                                170                      $2,202
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                    239                      $6,573
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.*                                                                    110                      $3,605
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                   61                       2,938
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                    102                       3,439
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                    95                       4,628
-----------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                      231                       7,163
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $21,773
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                333                      $6,946
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                      480                       7,646
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                       70                       4,836
-----------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                             96                       2,952
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $22,380
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                     215                      $5,824
-----------------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                    434                       8,107
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                        217                       8,363
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $22,294
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                  173                      $8,235
-----------------------------------------------------------------------------------------------------------------------------------
Trucking - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                          28                      $2,293
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                             64                      $4,061
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.*                                                                                         144                       4,110
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                                          54                       2,187
-----------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                            49                       2,271
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                           228                       9,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            $21,671
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                           $576,716
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.(Insurance)                                                                                 177                      $7,184
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.(Computer Software)*                                                                     259                      $5,620
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                        $12,804
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost,$554,055)                                                                               $589,520
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.3%                                                                                         1,707
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                        $591,227
-----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis, are as follows:

Aggregate cost                          $554,055
                                        --------
Gross unrealized appreciation            $67,000
                                        --------
Gross unrealized depreciation            (31,535)
                                        --------
Net unrealized appreciation              $35,465
                                        --------



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors,Inc.,500 Boylston Street,Boston,MA 02116.

MFS(R) Mutual Funds
QUARTERLY PORTFOLIO 7/31/04

MFS(R) GLOBAL GROWTH FUND

[graphic omitted]

                                                      [logo] M F S(R)
                                                    INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004 MFS(R) GLOBAL GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                           SHARES                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.0%
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Stocks - 61.5%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd. (Metals & Mining)                                                             286,210                  $2,644,921
-----------------------------------------------------------------------------------------------------------------------------------
News Corp.Ltd. (Broadcast & Cable TV)^                                                          552,954                   4,737,740
-----------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Insurance)^                                                           251,008                   2,196,409
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,579,070
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (Banks & Credit Companies)                       120,960                  $4,689,928
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (Electronics)*                                                    118,500                  $2,751,570
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc. (Food & Non-Alcoholic Beverages)*                                125,380                  $1,128,217
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp. (Energy - Independent)                                                              51,250                   2,267,341
-----------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                                                      22,030                   1,773,415
-----------------------------------------------------------------------------------------------------------------------------------
Research In Motion Ltd. (Telecommunications - Wireline)*                                         54,500                   3,361,015
-----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc. (Energy - Independent)                                                    105,500                   2,500,113
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,030,101
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp. (Energy - Independent)                                      11,186,000                  $4,338,271
-----------------------------------------------------------------------------------------------------------------------------------
Croatia - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
PLIVA d.d., GDR (Pharmaceuticals)                                                               123,990                  $1,754,459
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A., ADR (Computer Software)^*                                                113,900                  $2,426,070
-----------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (Specialty Chemicals)^                                                        29,567                   4,781,060
-----------------------------------------------------------------------------------------------------------------------------------
Neopost S.A. (Machinery & Tools)^                                                                23,972                   1,389,140
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo (Pharmaceuticals)^                                                             53,070                   3,515,567
-----------------------------------------------------------------------------------------------------------------------------------
Suez S.A. (Utilities - Electric Power)                                                          262,200                   5,176,074
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $17,287,911
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Porsche AG (Automotive)^                                                                          4,147                  $2,680,577
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd. (Energy - Independent)                                                             5,957,000                  $2,864,016
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd. (Energy - Independent)                                                 266,220                  $2,806,576
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA BANK PLC (Banks & Credit Companies)^                                                      231,400                  $3,143,666
-----------------------------------------------------------------------------------------------------------------------------------
Elan Corp.PLC,  ADR (Pharmaceuticals)^ *                                                         71,570                   1,470,764
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,614,430
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A. (Construction)                                                               293,900                  $2,554,657
-----------------------------------------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A. (Insurance)                                                246,800                   4,444,794
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,999,451
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 11.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aiful Corp. (Banks & Credit Companies)                                                           21,650                  $2,039,754
-----------------------------------------------------------------------------------------------------------------------------------
Brother Industries Ltd. (Electronics)                                                           463,000                   3,950,079
-----------------------------------------------------------------------------------------------------------------------------------
Canon,  Inc. (Personal Computers & Peripherals)                                                  78,000                   3,814,627
-----------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co.Ltd. (Pharmaceuticals)                                                 192,100                   3,020,478
-----------------------------------------------------------------------------------------------------------------------------------
Citizen Watch Co.Ltd. (Electronics)^                                                             65,000                     647,458
-----------------------------------------------------------------------------------------------------------------------------------
Funai Electric Co.Ltd. (Electronics)                                                             31,900                   4,473,772
-----------------------------------------------------------------------------------------------------------------------------------
IBIDEN Co.Ltd. (Electronics)^                                                                   169,900                   2,175,013
-----------------------------------------------------------------------------------------------------------------------------------
Kibun Food Chemifa Co.Ltd. (Food & Non-Alcoholic Beverages)                                     121,000                   2,344,181
-----------------------------------------------------------------------------------------------------------------------------------
LEOPALACE21 Corp. (Real Estate)                                                                 153,100                   3,048,649
-----------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co.Ltd. (Machinery & Tools)                                            633,000                   2,583,557
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co.Ltd. (Leisure & Toys)                                                                19,300                   2,151,481
-----------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co.Ltd. (Specialty Stores)^                                                   60,800                   2,104,374
-----------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Electrical Equipment)                                                         99,400                   4,164,193
-----------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co.Ltd. (Construction)                                                         272,000                   1,961,109
-----------------------------------------------------------------------------------------------------------------------------------
SOFTBANK CORP. (Business Services)^                                                              67,400                   2,375,224
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co.Ltd. (Electronics)                                                           92,700                   1,415,064
-----------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (Banks & Credit Companies)^                                                       30,660                   2,205,061
-----------------------------------------------------------------------------------------------------------------------------------
Tamron Co.Ltd. (Leisure & Toys)^                                                                 38,000                   1,520,205
-----------------------------------------------------------------------------------------------------------------------------------
Toray Industries,  Inc. (Apparel Manufacturers)                                                 308,000                   1,461,986
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp. (Automotive)                                                             96,900                   2,278,002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $49,734,267
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
CEMEX S.A.de C.V.,  ADR (Construction)^                                                         158,590                  $4,469,066
-----------------------------------------------------------------------------------------------------------------------------------
TV Azteca S.A.de C.V.,  ADR (Broadcast & Cable TV)^                                             357,740                   3,126,648
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,595,714
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
VNU N.V. (Printing & Publishing)^                                                               161,721                  $4,267,717
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Mining and Metallurgical Company Norilsk Nickel, ADR (Metals & Mining)                           16,500                    $844,800
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Sanlam Group (Insurance)                                                                      1,531,490                  $2,155,779
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.Ltd. (Electronics)                                                         9,400                  $3,348,825
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Altadis S.A. (Tobacco)                                                                          142,100                  $4,434,998
-----------------------------------------------------------------------------------------------------------------------------------
Antena 3 de Television S.A. (Broadcast & Cable TV)^*                                             27,138                   1,432,310
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Telephone Services)                                                            320,529                   4,666,660
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,533,968
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (Machinery & Tools)^                                                         51,110                  $1,830,254
-----------------------------------------------------------------------------------------------------------------------------------
Autoliv,  Inc. (Automotive)                                                                      43,680                   1,814,454
-----------------------------------------------------------------------------------------------------------------------------------
Ericsson,  Inc.,  "B" (Telecommunications - Wireline)                                         1,940,710                   5,180,685
-----------------------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB,  "B" (Specialty Stores)                                                    113,190                   2,911,038
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB (Machinery & Tools)^                                                                  59,430                   2,039,196
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,775,627
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.8%
-----------------------------------------------------------------------------------------------------------------------------------
Alcon,  Inc. (Medical Equipment)                                                                 30,460                  $2,333,236
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A. (Food & Non-Alcoholic Beverages)                                                     16,796                   4,287,504
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                                                   126,850                   5,669,135
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG (Pharmaceuticals)                                                               62,340                   6,156,136
-----------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG (Medical Equipment)                                                         12,600                   2,173,770
-----------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc. (Medical Equipment)                                                                35,730                   3,514,426
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG (Banks & Credit Companies)                                                                84,944                   5,676,195
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $29,810,402
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co.Ltd. (Construction)                                                       368,200                  $2,175,322
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S. (Banks & Credit Companies)                                                    435,951,425                  $1,797,279
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 16.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                                                105,200                  $2,282,840
-----------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC (Metals & Mining)                                                            254,940                   5,417,328
-----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC (Pharmaceuticals)                                                               151,370                   6,777,284
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC, ADR (Energy - Integrated)                                                               142,864                   8,051,815
-----------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Food & Non-Alcoholic Beverages)                                          508,020                   4,161,394
-----------------------------------------------------------------------------------------------------------------------------------
CSR Ltd. (Telecommunications - Wireline)*                                                       322,600                   2,098,189
-----------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co.Ltd. (Airlines)                                                              439,350                   1,182,978
-----------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC (Printing & Publishing)                                                      357,939                   3,451,351
-----------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Specialty Stores)                                                               829,569                   4,286,227
-----------------------------------------------------------------------------------------------------------------------------------
Matalan PLC (Apparel Manufacturers)                                                             649,300                   2,474,763
-----------------------------------------------------------------------------------------------------------------------------------
NEXT PLC (General Merchandise)                                                                  155,153                   4,225,579
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                                               205,390                   5,619,937
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks & Credit Companies)                                     136,636                   3,843,075
-----------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Medical Equipment)                                                          228,300                   2,305,171
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Telecommunications - Wireless)                                            3,916,620                   8,497,166
-----------------------------------------------------------------------------------------------------------------------------------
William Hill Ltd. (Gaming & Lodging)                                                            491,600                   4,614,938
-----------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC (Broadcast & Cable TV)                                                           728,540                   4,446,827
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $73,736,862
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                   $271,172,922
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 36.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                            71,940                  $3,812,101
-----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                        55,720                  $1,897,823
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                             94,730                  $4,760,182
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 164,327                   7,245,177
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                       93,100                   2,298,639
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,303,998
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                     82,100                  $4,669,848
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.*                                                                                   44,500                   2,373,185
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                   95,900                   4,917,752
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                           19,460                   1,257,894
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $13,218,679
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                             141,300                  $3,871,620
-----------------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.*                                                                   130,000                   2,116,400
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                              222,600                   3,706,290
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,694,310
-----------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.*                                                                        246,300                  $2,726,541
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                                         77,600                   3,744,200
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                        51,550                   2,563,066
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,033,807
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                                              59,110                  $3,228,588
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                   75,990                   3,309,365
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,537,953
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Akamai Technologies, Inc.^*                                                                      27,520                    $410,874
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                 318,400                   9,061,664
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.*                                                                                  112,400                   1,924,288
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  52,800                   2,468,928
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                         148,140                   2,823,548
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $16,689,302
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                            62,610                  $3,330,852
-----------------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc.^*                                                                      96,100                   1,798,992
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,129,844
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                46,180                  $1,551,186
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                 145,000                   3,348,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,899,236
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc.*                                                                                 160,600                  $2,754,290
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                    99,780                  $4,989,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                   52,180                  $2,432,110
-----------------------------------------------------------------------------------------------------------------------------------
General Merchandise - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                     73,380                  $3,199,368
-----------------------------------------------------------------------------------------------------------------------------------
Internet - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.*                                                                                      32,830                  $2,571,574
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                   216,700                   6,674,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,245,934
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                      33,520                  $2,166,733
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                          38,590                  $2,245,938
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                                         130,200                   1,455,636
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,701,574
-----------------------------------------------------------------------------------------------------------------------------------
Medical Equipment - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.^*                                                                   120,100                  $1,257,447
-----------------------------------------------------------------------------------------------------------------------------------
Discovery Partners International, Inc.*                                                             120                         580
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                  71,980                   3,575,247
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,833,274
-----------------------------------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                     144,800                  $5,136,056
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               148,610                  $8,213,675
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"                                                                45,410                   1,624,316
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,837,991
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                   50,060                  $2,647,173
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                       190,440                  $2,685,204
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                 96,830                   3,265,108
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                  157,310                   3,692,066
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,642,378
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Andrew Corp.*                                                                                   146,900                  $1,593,865
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc.                                                                                     70,900                  $1,893,739
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                            394,140                   8,221,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,115,499
-----------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Sprint FON Group                                                                                194,390                  $3,631,205
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                       $161,143,503
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $397,034,162)                                                                           $432,316,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PAR AMOUNT
ISSUER                                                                                      000 OMITTED)                    $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 8/02/04, at Amortized Cost                                   $8,110                  $8,109,700
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 9.2%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                     40,486,689                $40,486,689
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $445,630,551)                                                                      $480,912,814
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets,  Less Liabilities - (9.0)%                                                                                (39,848,071)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $441,064,743
-----------------------------------------------------------------------------------------------------------------------------------
* Non-income producing security
^ All or a portion of this security is on loan.

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

SUPPLEMENTAL SCHEDULES (UNAUDITED)

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                          $452,059,566
                                        ------------
Gross unrealized appreciation            $41,598,379
                                        ------------
Gross unrealized depreciation            (12,745,131)
                                        ------------
Net unrealized appreciation              $28,853,248
                                        ------------



(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) STRATEGIC INCOME FUND

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements"

-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004        MFS(R) STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT
                                                                                           (000 OMITTED)                    $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.5%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 62.0%
-----------------------------------------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                        $1,000                   $987,500
-----------------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                   495                    554,400
-----------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                            1,975                  1,807,125
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                       965                    996,362
-----------------------------------------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                                                 305                    268,400
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                                            900                    918,000
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25%, 2009                                              1,645                  1,435,263
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875%, 2011                                                                      1,000                  1,105,000
-----------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                    1,820                  1,915,550
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005, 14%, 2009                                             288                    273,712
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                                  609                    697,305
-----------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.5%, 2008                                                               1,045                  1,094,638
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,053,255
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.875%, 2008                                                                          $885                   $984,563
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                            600                    630,000
-----------------------------------------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                                                    784                    803,600
-----------------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                                  700                    738,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,156,663
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                            $400                   $304,283
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                             808                    635,636
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           $939,919
-----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-----------------------------------------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008**                                                    $2,560                    $16,000
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 7.8%
-----------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                   $1,200                   $938,520
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.29%, 2026                                                            1,485                  1,489,703
-----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                             3,640                  3,541,662
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                                2,000                  1,857,761
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.78%, 2009                                                   2,150                  2,328,815
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage, 6.38%, 2035                                                   1,600                  1,737,507
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                    58,000                    334,150
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                           550                    542,661
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.6239%, 2032                                                         385                    436,804
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., 8%, 2004+                                                             847                    820,935
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              1,050                    824,478
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2023^^                                                        4,938                    900,614
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0699%, 2023^^##                                                       6,821                    949,318
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 0.549%, 2028^^                                       55,433                  1,276,773
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029##                                    600                    649,121
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                             1,758                  1,623,923
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5921%, 2014^^##                                                 10,951                    843,126
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                                                       2,500                  2,504,843
-----------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                                                3,000                  2,722,187
-----------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., 7.75%, 2027                                                      1,498                  1,496,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $27,819,221
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.5%, 2009                                                                            $1,400                 $1,470,000
-----------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                                             EUR 340                    488,474
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                         $885                    841,722
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.875%, 2010                                                                2,127                  2,322,135
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                                   1,484                  1,551,227
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                 1,143                  1,194,947
-----------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                           410                    364,900
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                                   219                    249,660
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                      361                    433,200
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                                             1,250                  1,425,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,341,265
-----------------------------------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425%, 2049                                                                  $576                   $556,144
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, 5.05% to 2049##                                1,482                  1,805,162
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,361,306
-----------------------------------------------------------------------------------------------------------------------------------
Basic Industry - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                          $845                   $883,025
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                  $1,634                 $1,699,360
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                         1,580                  1,192,900
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                         920                    887,800
-----------------------------------------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                                                          1,628                  1,801,188
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                                    880                    902,000
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                 841                  1,063,960
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,547,208
-----------------------------------------------------------------------------------------------------------------------------------
Building - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                          $735                   $801,150
-----------------------------------------------------------------------------------------------------------------------------------
Atrium Cos., Inc., 10.5%, 2009                                                                     1,000                  1,047,500
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp.of America, 7.75%, 2014##                                                    545                    539,550
-----------------------------------------------------------------------------------------------------------------------------------
D.R.Horton, Inc., 8%, 2009                                                                           760                    847,400
-----------------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                                                   355                    383,400
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                              1,000                    990,000
-----------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                                   140                    151,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,760,900
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                                   $650                   $697,938
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                   1,250                  1,278,125
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                              1,060                  1,001,700
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                          1,030                  1,055,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,033,513
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                                $835                   $926,850
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                            720                    732,600
-----------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                    1,210                  1,476,200
-----------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                                   1,000                  1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67%, 2013                                            1,000                    775,000
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                               1,340                  1,495,775
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                                             475                    494,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,000,425
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                        $1,055                 $1,156,814
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclical - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.25%, 2008                                                                          $835                   $895,888
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                                                       $876                   $891,330
-----------------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                              1,100                  1,078,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,969,330
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                  $390                   $424,125
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  1,460                  1,529,350
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                            1,030                    942,125
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,895,600
-----------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 7.625%, 2012                                                     $445                   $475,038
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                             $855                   $934,088
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                                                  860                    903,000
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                      2,146                  2,178,299
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,015,387
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                    $1,056                 $1,094,171
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                                 $864                   $881,280
-----------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014                                                         115                    115,000
-----------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                         913                    844,525
-----------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                       653                    770,841
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,611,646
-----------------------------------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                       $880                   $917,400
-----------------------------------------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                                                          245                    268,275
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., 8.25%, 2011                                                                       750                    868,732
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,054,407
-----------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                                $370                   $347,800
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                             1,145                  1,176,487
-----------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                                                1,750                  2,030,000
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 8.5%, 2011                                                    400                    434,000
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                                  2,000                  2,200,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,188,287
-----------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014##                                                                      $5                     $4,806
-----------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                         775                    786,625
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                     1,035                  1,107,450
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                            700                    696,500
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8%, 2010                                                               935                  1,014,475
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                            1,000                  1,077,500
-----------------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                                              1,040                  1,185,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,872,956
-----------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC, 7.375%, 2010                                                               $785                   $800,700
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                                            $1,415                 $1,535,275
-----------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                            1,280                  1,382,400
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                              1,500                  1,623,751
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                                                     865                    988,263
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                           795                    888,413
-----------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25%, 2011                                                                             995                  1,106,938
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                                   1,700                  1,640,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,165,540
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                                             $1,100                 $1,141,250
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                                                  816                    892,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,033,750
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                               $115                   $115,863
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875%, 2013                                                                   860                    885,800
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp., 8.75%, 2011                                                                      742                    887,516
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                                                        627                    697,538
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,586,717
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2034                                                                    $14,715                $14,950,566
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                               868                    907,306
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2034                                                                               3,038                  2,971,487
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $18,829,359
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                                  $610                   $663,375
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   1,679                  1,939,814
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,603,189
-----------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                      $300                   $330,750
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                                 2,005                  2,085,200
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                     1,200                  1,080,000
-----------------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                                                        850                    858,027
-----------------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co., Inc., 8.875%, 2010                                                       1,050                  1,157,625
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                  1,500                  1,560,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,071,602
-----------------------------------------------------------------------------------------------------------------------------------
Oils - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp., 6.875%, 2012                                                                   $802                   $881,179
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                    $1,900                 $1,987,875
-----------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 9.875%, 2009                                                                  $1,100                 $1,243,000
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   1,010                  1,138,775
-----------------------------------------------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                                              825                    957,000
-----------------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                                      1,530                  1,644,750
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                1,180                  1,144,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,128,125
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                     $942                 $1,145,578
-----------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                     $1,355                 $1,385,487
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                                               500                    510,000
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                                         1,230                  1,349,925
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                          575                    602,313
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,847,725
-----------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                      $1,125                 $1,178,438
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                                                   $874                   $959,215
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 0%, 2008                                                              1,110                    824,175
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                       995                  1,024,850
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                       1,215                  1,211,963
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                            340                    256,700
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                            360                    378,000
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                    355                    326,600
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                   815                    812,963
-----------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 9.25%, 2013                                                                1,225                  1,252,563
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,047,029
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                            $233                   $249,018
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                235                    230,441
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                                  1,750                  2,049,688
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                                   992                    987,220
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 9.25%, 2014##                                                             540                    515,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,032,067
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
R.J.Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                                    $704                   $682,880
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 2.5%, 2006                                                                            $1,807                 $1,796,584
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                           493                    468,001
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                         1,049                  1,024,739
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                         2,460                  2,465,154
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,754,478
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Obligations - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                 $4,529                 $5,063,767
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                   $990                 $1,013,977
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005                                                                   3,139                  3,276,454
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.25%, 2008###                                                                8,322                  8,259,909
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                    205                    206,866
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $12,757,206
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                               $800                   $874,000
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co.LLC, 8.25%, 2012##                                                      1,200                  1,206,000
-----------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                              1,705                  1,949,055
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                       1,500                  1,575,000
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2011                                                                          1,250                    781,250
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                         800                    640,000
-----------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                            1,312                  1,334,960
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                                790                    863,075
-----------------------------------------------------------------------------------------------------------------------------------
Midland Funding II, 13.25%, 2006                                                                   1,500                  1,712,016
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                       1,260                  1,288,350
-----------------------------------------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                                                           280                    297,150
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                                                              1,580                  1,666,900
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                 795                    846,675
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                                  460                    494,500
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp., 6.375%, 2006                                                                            1,793                  1,889,390
-----------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                       556                    617,129
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $18,035,450
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Gas - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 8.125%, 2005                                                                  $342                   $359,056
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Bonds                                                                                                        $222,133,934
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS - 35.5%
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co.Ltd., 9.75%, 2012 (Food & Non-Alcoholic Beverages)                              $2,515                 $2,621,888
-----------------------------------------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015 (International Market Sovereign)                          AUD 1,291                    928,143
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,550,031
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007 (International Market Sovereign)                               EUR 2,902                 $3,740,121
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market Sovereign)                                       763                    973,938
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018 (International Market Sovereign)                                    201                    245,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,959,434
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                               EUR 1,332                 $1,618,634
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012 (International Market Sovereign)                                        739                    943,245
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,561,879
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market Sovereign)                              $2,304                 $1,975,687
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                                   5,286                  4,994,962
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging Market Sovereign)                                995                    805,950
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market Sovereign)                                  2,373                  2,325,540
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,102,139
-----------------------------------------------------------------------------------------------------------------------------------
Bulgaria - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)##                                     $608                   $722,000
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.3%, 2005 (Forest & Paper Products)                                  $1,801                 $1,873,040
-----------------------------------------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009 (Chemicals)                                                              900                    985,500
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014 (Energy - Independent)                                     397                    409,529
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009 (International Market Sovereign)                              CAD 2,561                  2,033,334
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012 (International Market Sovereign)                                   535                    416,909
-----------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 8%, 2023 (International Market Sovereign)                                      127                    127,089
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,845,401
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 4.75%, 2014 (Banks & Credit Companies)##                           EUR 755                   $917,502
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013 (Utilities - Electric Power)                   $1,161                 $1,266,221
-----------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)##                                            838                    843,547
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,109,768
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market Sovereign)                                    $1,007                 $1,125,322
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020 (Emerging Market Sovereign)                                       316                    363,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,488,722
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Allianz AG, 5.5%, 2049 (Insurance - Property & Casualty)                                         EUR 832                 $1,022,735
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007 (International Market Sovereign)                                  DKK 5,239                    944,825
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 (International Market Sovereign)                                     12,530                  2,241,159
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market Sovereign)                                      1,601                    271,051
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $4,479,770
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006 (International Market Sovereign)                              EUR 2,277                 $2,743,925
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market Sovereign)                                     2,411                  2,868,168
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $5,612,093
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 9.5%, 2011 (Containers)                                             $1,435                 $1,571,325
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 (International Market Sovereign)                               EUR 2,177                  2,746,163
-----------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4%, 2009 (International Market Sovereign)                                      1,755                  2,150,250
-----------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                                           $1,665                  1,431,900
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,899,638
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market Sovereign)##                              $1,000                 $1,057,500
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030 (Telecommunications - Wireline)           1,108                  1,376,375
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 (International Market Sovereign)                         EUR 1,696                  2,094,931
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                           4,972                  6,014,915
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                          1,882                  2,442,513
-----------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                        1,402                  1,686,142
-----------------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                                                  70                     89,417
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $14,761,793
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013 (Telecommunications - Wireline)                                     $675                   $708,750
-----------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper Products)                                         660                    739,200
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                              EUR 4,532                  5,639,285
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $7,087,235
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A, 5.625%, 2007 (Telecommunications - Wireline)                               EUR 817                 $1,034,942
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013 (Banks & Credit Companies)                                       $702                   $754,092
-----------------------------------------------------------------------------------------------------------------------------------
Kazakhstan - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)##                           $85                    $93,925
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks & Credit Companies)#+                           999                  1,103,895
-----------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks & Credit Companies)##                              650                    650,862
-----------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit Companies)##                                      1,368                  1,274,619
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,123,301
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia S.p.A., 5.25%, 2013 (Telecommunications - Wireline)##                                $961                   $943,909
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market Agencies)                                 $1,143                 $1,305,752
-----------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022 (Emerging Market Agencies)##                                   1,020                  1,149,619
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $2,455,371
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                           $1,325                 $1,447,562
-----------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks & Credit Companies)##                          1,060                  1,041,450
-----------------------------------------------------------------------------------------------------------------------------------
Innova S.de R.L., 9.375%, 2013 (Telecommunications - Wireless)                                       445                    469,475
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                        3,164                  3,417,120
-----------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)                                           551                    636,405
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                          584                    624,880
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033 (Emerging Market Sovereign)                                      1,374                  1,371,939
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,008,831
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                           EUR 2,496                 $3,208,306
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market Sovereign)                               2,814                  3,417,781
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $6,626,087
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market Sovereign)                           NZD 1,434                   $940,627
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)                             4,687                  3,009,657
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,950,284
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                               $1,688                 $1,822,730
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017 (Emerging Market Sovereign)                                          $1,347                 $1,107,908
-----------------------------------------------------------------------------------------------------------------------------------
Poland - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009 (Telecommunications - Wireless)                     $729                   $772,740
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                             EUR 1,023                 $1,342,685
-----------------------------------------------------------------------------------------------------------------------------------
Qatar - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)                                           $1,610                 $2,233,875
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)                                                               $950                   $935,750
-----------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)##                                                                   690                    721,481
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Telecommunications - Wireless)##                              964                    915,800
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011 (Emerging Market Sovereign)                                    2,053                  1,686,880
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)                                          1,499                  1,890,988
-----------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                                                 157                    160,140
-----------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                                                    1,504                  1,646,880
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005 (Telecommunications - Wireless)##                              1,077                  1,120,080
-----------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications - Wireless)##                                   708                    709,770
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $9,787,769
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013 (Electronics)                                            $790                   $776,175
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market Sovereign)                                  $1,549                 $1,792,967
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)##                                              $1,752                 $1,745,430
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market Sovereign)                                    EUR 2,530                 $3,329,542
-----------------------------------------------------------------------------------------------------------------------------------
Ukraine - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013 (Emerging Market Sovereign)##                           $1,135                 $1,089,600
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                            GBP 206                   $399,361
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2008 - 2012 (International Market Sovereign)                            587                  1,063,423
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $1,462,784
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $127,258,427
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $340,899,952)                                                                            $349,392,361
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES                    $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS
-----------------------------------------------------------------------------------------------------------------------------------
Apparel Manufacturers
-----------------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                                                 814                    $63,492
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                              1                        $24
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                            $63,516
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom
-----------------------------------------------------------------------------------------------------------------------------------
Jazztel PLC (Telephone Services)                                                                 174,169                    $54,443
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                                                        $54,443
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $531,243)                                                                                   $117,959
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. STOCKS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.Capital Trust II                                                                    10,061                   $537,760
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Stocks                                                                                                           $537,760
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $537,806)                                                             $537,760
-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN WARRANTS
-----------------------------------------------------------------------------------------------------------------------------------
South Korea
-----------------------------------------------------------------------------------------------------------------------------------
DWC Construction Co., Inc.(Utilities - Other)*                                                    67,756                         $0
-----------------------------------------------------------------------------------------------------------------------------------
DWC Trading (Utilities - Other)*                                                                  26,835                      2,573
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $2,573
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay
-----------------------------------------------------------------------------------------------------------------------------------
Banco Central del Uruguay (Emerging Market Sovereign)*                                         1,250,000                         $0
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Warrants                                                                                                       $2,573
-----------------------------------------------------------------------------------------------------------------------------------
U.S. WARRANTS
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Chemicals
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                              2                         $2
-----------------------------------------------------------------------------------------------------------------------------------
Total U.S.Warrants                                                                                                               $2
-----------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $--)                                                                                        $2,575
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT
                                                                                           (000 OMITTED)                    $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.25%, 2010 (Identified Cost, $1,239,099)                            $1,300                 $1,293,500
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.36%, dated 07/30/2004, due 08/02/2004,
total to be received $2,947,334 (secured by various U.S.Treasury and
Federal Agency obligations in a jointly traded account), at Cost                                  $2,947                 $2,947,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $346,155,100)                                                                      $354,291,155
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS,  LESS LIABILITIES - 1.2%                                                                                    4,206,947
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $358,498,102
-----------------------------------------------------------------------------------------------------------------------------------
  * Non-income producing security
 ** Non-income producing security -- in default.
 ^^ Interest only security.
  # Regulation S security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NZD = New Zealand Dollar
SEK = Sweden Kronor

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund,as computed on a federal income tax basis,are as follows:

Aggregate cost                     $346,546,975
                                   ------------
Gross unrealized appreciation       $13,274,896
                                   ------------
Gross unrealized depreciation        (5,530,716)
                                   ------------
Net unrealized appreciation          $7,744,180
                                   ------------

(2) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts,and futures contracts.The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                                                    NET UNREALIZED
                                   CONTRACTS TO                                         CONTRACTS                    APPRECIATION
SETTLEMENT DATE                    DELIVER/RECEIVE         IN EXCHANGE FOR              AT VALUE                    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
SALES
-----
8/4/04-10/6/04      EUR              55,125,725              $66,655,050                $66,246,370                     $408,680
8/9/04              NZD               6,381,257                4,001,314                  4,052,485                      (51,171)
8/16/04             AUD               1,204,349                  841,793                    842,749                         (956)
8/16/04             DKK              21,759,837                3,534,679                  3,517,283                       17,396
8/17/04             GBP                 879,784                1,616,782                  1,598,015                       18,767
                                                             ----------------------------------------------------------------------
                                                             $76,649,618                $76,256,902                     $392,716
                                                             ======================================================================
PURCHASES
---------
8/4/04-10/6/04      EUR              24,715,992              $29,901,436                $29,710,310                    $(191,126)
8/11/04             JPY             434,399,024                3,956,281                  3,907,198                      (49,083)
8/16/04             SEK              14,271,518                1,898,573                  1,857,905                      (40,668)
8/17/04             GBP                 626,281                1,153,398                  1,137,559                      (15,839)
                                                             ----------------------------------------------------------------------
                                                             $36,909,688                $36,612,972                    $(296,716)
                                                             ======================================================================

At July 31,2004,forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $201,321 with Merrill Lynch International.

At July 31,2004,the fund had sufficient cash and/or securities to cover any commitments under these contracts.

FUTURES CONTRACTS

                                                                                                                     Unrealized
Description                         Expiration          Contracts                   Position                       (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes - 10 Year      September 04            243                        Short                          $(707,379)

At July 31,2004,the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(3) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on
resale.At July 31,2004,the fund owned the following restricted securities,excluding securities issued under Rule 144A,constituting
0.54% of net assets which may not be publicly sold without registration under the Securities Act of 1933.The fund does not have the right to demand that such securities be registered.The value of these securities is determined by valuations furnished by dealers or by a pricing service,or if not available,in good faith at the direction of the Trustees.

                                     Date of                Par
Description                        Acquisition             Amount                     Cost                            Value
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp.      3/1/98                  847,212                     $511,428                        $820,935
Kazkommerts International B.V.     4/14/03                 999,000                    1,105,111                       1,103,895
                                                                                                                     ----------
                                                                                                                     $1,924,830
                                                                                                                     ==========

(C) 2004 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS SERIES TRUST VIII

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: September 22, 2004
      ------------------

By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting  Officer)

Date: September 22, 2004
      ------------------

* Print name and title of each signing officer under his or her signature.